Business Combinations	12 Months Ended
Oct. 31, 2022
Business Combinations
Business Combinations
5.	Business Combinations

In accordance with IFRS 3, Business Combinations, these transactions meet the definition of a business combination and, accordingly, the assets acquired, and the liabilities assumed have been recorded at their respective estimated fair values as of the acquisition date.

A. NuLeaf Naturals, LLC Acquisition

Total consideration	$
Common shares	35,527
35,527
Purchase price allocation
Cash	564
Accounts receivable	216
Other receivables	21
Inventory	2,058
Prepaid expenses	305
Property, plant and equipment	4,190
Right of use asset	3,144
Intangible assets - software	211
Intangible assets - brand	10,168
Goodwill	28,622
Accounts payable and accrued liabilities	(6,140)
Lease liabilities	(2,984)
Deferred tax liability	(3,122)
Non-controlling interest	(1,726)
35,527

On November 29, 2021, the Company closed the acquisition of 80% of the outstanding common shares of NuLeaf Naturals LLC. (“NuLeaf”). Pursuant to the terms of the Arrangement, the consideration was comprised of 4,429,809 common shares of High Tide, having an aggregate value of $35,527.

The acquisition agreement also includes a call and put option that could result in the Company acquiring the remaining 20% of common shares in NuLeaf not acquired upon initial acquisition. The Company analyzed the value in the call option and considers it to be at fair value, and therefore has no value related to the acquisition. As the put option is a contractual obligation, it gives rise to a financial liability calculated with reference to the agreement and is discounted to its present value at each reporting date using the discounted cash flow model. The initial obligation under the put option was recorded as a liability with the offset recorded as equity at its fair value at acquisition of $8,326 with an exercise date of May 29, 2023. For the year ended October 31, 2022, the Company recognized $5,652 as a gain on revaluation of derivative liability in the statement of net loss and comprehensive loss.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired and liabilities assumed. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management finalized its purchase price allocation. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, NuLeaf accounted for $15,657 in revenues and $518 in net income. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $1,474 in revenues and a decrease of $797 in net loss for the year ended October 31, 2022. The Company also incurred $89 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

B. Bud Room Inc. Acquisition

Total consideration	$
Common shares	3,738
Working Capital Adjustment	12
3,750
Purchase price allocation
Cash	63
Inventory	40
Prepaid expenses	31
Property and equipment	120
Right of use asset	200
Goodwill	3,707
Lease liability	(365)
Accounts payable and accrued liabilities	(46)
3,750

On February 9, 2022, the Company closed the acquisition of 100% of the outstanding common shares of Bud Room Inc. (“Bud Room”). Pursuant to the terms of the Arrangement, the consideration was comprised of 674,650 common shares of High Tide, having an aggregate value of $3,738 and working capital adjustment of $12, and acquired all rights to the customized Fastendr™ retail kiosk and smart locker technology and Bud Room’s retail cannabis store located at 1910 St. Laurent Blvd in Ottawa, Ontario.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired and liabilities assumed. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management continues to refine its working capital. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Bud Room accounted for $2,305 in revenues and $186 in net income. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $611 in revenues and a decrease of $23 in net loss for the year ended October 31, 2022. The Company also incurred $30 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

C. 2080791 Alberta Ltd. Acquisition

Total consideration	$
Cash	200
Common shares	2,203
2,403
Purchase price allocation
Cash	250
Inventory	182
Prepaid expenses	8
Property and equipment	161
Right of use asset	160
Goodwill	1,830
Accounts payable and accrued liabilities	(28)
Lease liability	(160)
2,403

On April 21, 2022, the Company closed the acquisition of 100% of the outstanding common shares of 2080791 Alberta Ltd. operating as Boreal Cannabis Company (“Boreal”) which operates two retail cannabis stores in Alberta. Pursuant to the terms of the Arrangement, the consideration was comprised of $200 in cash and 443,301 common shares of High Tide, having an aggregate value of $2,203.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired and liabilities assumed. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management continues to refine its working capital. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Boreal accounted for $1,873 in revenues and $162 in net income. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $1,861 in revenues and a decrease of $132 in net loss for the year ended October 31, 2022. The Company also incurred $9 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

D. Crossroads Cannabis Acquisition

Total consideration	$
Common shares	2,189
2,189
Purchase price allocation
Cash	3
Inventory	284
Property and equipment	606
Right of use assets	751
Goodwill	1,296
Lease liabilities	(751)
2,189

On April 26, 2022, the Company closed the acquisition of three retail cannabis stores in Ontario operating as Crossroads Cannabis (“Crossroads”). Pursuant to the terms of the Arrangement, the consideration was comprised of 378,079 common shares of High Tide, having an aggregate value of $1,777. On May 17, the Company closed the acquisition of an additional retail cannabis store operating as Crossroads Cannabis, the consideration was comprised of 138,656 common shares of High Tide having an aggregate value of $412.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired and liabilities assumed. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management continues to refine its working capital. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Crossroads accounted for $3,505 in revenues and $87 in net income. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $3,076 in revenues and a decrease of $132 in net loss for the year ended October 31, 2022. The Company also incurred $44 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

E. Ontario Lottery Winner Acquisition

Total consideration	$
Cash	176
Loan Receivable - Settlement	3,463
3,639
Purchase price allocation
Cash and cash equivalents	12
Inventory	426
Prepaid Expenses	2
Property and equipment	512
Goodwill	2,687
3,639

On May 10, 2022, the Company closed the acquisition of two Ontario Lottery Winner retail cannabis locations. On August 2, 2022, the Company completed its asset acquisition of the third store of the Ontario Lottery Winner retail cannabis location. Pursuant to the terms of the Arrangement, the consideration was comprised of $176 in cash and settlement of a $3,463 Notes Receivable.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired and liabilities assumed. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management finalized its purchase price allocation. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Ontario Lottery Winner accounted for $4,254 in revenues and $55 in net income. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $6,427 in revenues and an increase of $152 in net loss for the year ended October 31, 2022. The Company also incurred $62 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

F. Bud Heaven Acquisition

Total consideration	$
Cash True-up Payable	992
Common Shares	1,986
2,978
Purchase price allocation
Cash	41
Inventory	102
Trade and other receivables	13
Prepaid Expenses	37
Property and equipment	240
Right-of-use-assets	250
Goodwill	2,657
Accounts payable and accrued liabilities	(112)
Lease Liabilities	(250)
2,978

On June 1, 2022, the Company acquired all of the issued and outstanding shares of Livonit Foods Inc. operating as Bud Heaven (“Bud Heaven”) which operates two retail cannabis stores in Ontario. The consideration was comprised of 564,092 Common Shares, having an aggregate value of $1,986 and cash of $992.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired and liabilities assumed. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management finalized its purchase price allocation. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Bud Heaven accounted for $1,977 in revenues and $258 in net income If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $2,170 in revenues and a decrease of $419 in net loss for the year ended October 31, 2022. The Company also incurred $9 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

G. Kensington Acquisition

Total consideration	$
Cash	160
Loan Receivable - Settlement	523
683
Purchase price allocation
Cash	3
Inventory	21
Property and equipment	185
Goodwill	474
683

On June 4, 2022, the Company purchased a retail cannabis store location in Alberta (previously a franchisee). The consideration was comprised of $160 in cash and settlement of a $523 Notes Receivable.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management is in the process of gathering the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management finalized its purchase price allocation. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Kensington accounted for $436 in revenues and $23 in net loss. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $447 in revenues and an increase of $156 in net loss for the year ended October 31, 2022. The Company also incurred $7 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

H. Halo Kushbar Acquisition

Total consideration	$
Note Receivable - Settled	810
Working Capital Adjustment	109
919
Purchase price allocation
Cash	160
Trade and other receivables	37
Inventory	205
Prepaid Expenses	14
Property and equipment	530
Right-of-use assets	718
Accounts payable and accrued liabilities	(27)
Lease liabilities	(718)
919

On July 15, 2022, The Company took control of the shares of Halo Kushbar Retail Inc (“Halo Kushbar”), which owns three operating cannabis retail stores in Alberta.  The consideration received was the settlement of a convertible promissory note that was revalued to a principal amount of $810 (the “Note”) and working capital adjustment of $109.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management is in the process of gathering the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management finalized its purchase price allocation. For the year ended October 31, 2022, Halo Kushbar accounted for $1,164 in revenues and $42 in net income. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $2,213 in revenues and an increase of $10 in net loss for the year ended October 31, 2022. The Company also incurred $16 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

I. Choom Acquisition

Total consideration	$
Cash	100
Common Shares	3,940
4,040
Purchase price allocation
Inventory	190
Property and equipment	962
Right-of-use assets	2,520
Goodwill	2,861
Intangible Asset - Business Licenses Rights	27
Lease liabilities	(2,520)
4,040

On August 2, 2022, the Company closed the acquisition of assets of Choom stores located in Alberta and British Columbia. On August 25, 2022, the Company closed the acquisition of assets of a Choom store located in Ontario. The consideration was comprised of 2,147,023 common shares of the Company having an aggregate value of $3,940 and $100 cash.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management is in the process of gathering the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The values assigned are, therefore, preliminary, and subject to change. Management continues to refine and finalize its purchase price allocation for the fair value of working capital, property plant and equipment, right of use assets, lease liabilities, identifiable intangible assets and the allocation of goodwill. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Choom accounted for $2,443 in revenues and $132 in net loss. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $5,429 in revenues and a decrease of $659 in net loss for the year ended October 31, 2022. The Company also incurred $40 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

J.	Meta Growth Corp. Acquisition (Prior year)

Total consideration	$
Common shares	35,290
Conversion feature of convertible debt	9,008
Warrants	2,739
Options	86
Restricted stock units	154
47,277
Purchase price allocation
Cash and cash equivalents	10,209
Trade and other receivables	2,015
Inventory	3,547
Prepaid expenses	2,479
Marketable securities	635
Notes receivable	262
Property and equipment	6,849
Loan receivable	756
Intangible assets - license	30,900
Right of use asset	12,490
Goodwill	32,247
Non-controlling interest	(1,821)
Accounts payable and accrued liabilities	(6,336)
Deferred tax liability	(1,933)
Lease liability	(12,887)
Convertible debenture	(18,809)
Notes payable	(13,326)
47,277

On November 18, 2020, the Company closed the acquisition of 100% of the outstanding common shares of Meta Growth Corp (“Meta Growth” or “META”). Pursuant to the terms of the Arrangement, holders of common shares of META (“META Shares“) received 0.824 (the “Exchange Ratio“) High Tide Shares for each META Share held. In total, High Tide acquired 237,941,274 META Shares in exchange for 196,063,610 High Tide Shares pre-consolidation (13,070,907 post-consolidation shares), resulting in former META shareholders holding approximately 45.0% of the total number of issued and outstanding High Tide Shares.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management finalized its purchase price allocation for the fair value of identifiable intangible assets, property plant and equipment, right of use asset, non-controlling interest, income taxes and the allocation of goodwill. The goodwill is primarily related to the opportunities to grow the retail cannabis business, expanded access to capital and greater financial flexibility. Goodwill is not deductible for tax purposes. For the year ended October 31, 2021, Meta Growth accounted for $63,016 in revenues and $11,451 in net loss. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $3,422 in revenues and an increase of $401 in net loss for the year ended October 31, 2021. The Company also incurred $1,359 in transaction costs, which have been expensed to finance and other costs during the period.

K.	Smoke Cartel, Inc. Acquisition (Prior year)

Total consideration	$
Cash	2,512
Common shares	8,396
Contingent consideration	1,319
12,227
Purchase price allocation
Cash and cash equivalents	1,680
Intangible assets - Brand	3,820
Intangible assets - Software	7,217
Goodwill	2,594
Accounts payable and accrued liabilities	(1,093)
Deferred tax liability	(1,991)
12,227

On March 24, 2021, the Company closed the acquisition of 100% of the outstanding common shares of Smoke Cartel Inc. (“Smoke Cartel”). Pursuant to the terms of the Arrangement, the consideration was comprised of: (i) 9,540,754 common shares of High Tide pre-consolidation (636,050 post-consolidation shares), having an aggregate value of $8,396; (ii) $2,512 in cash; and (iii) a contingent consideration depending on certain revenue targets being achieved by December 31, 2021. Contingent consideration of $1,319 was calculated using Monte Carlo simulation due to the uncertain nature of the potential future revenues of the Company. During the year 2021, the Company finalized the future obligation owed and recorded a loss on the contingent consideration of $1,671 through profits and loss. For the year ended October 31, 2022, the Company recognized $2,088 as a gain on revaluation of derivative liability in the statement of net loss and comprehensive loss.

During the year ended October 31, 2022, the Company settled the contingent consideration obligation by issuing 500,000 shares valued at $940.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management finalized its purchase price allocation for the fair value of working capital, identifiable intangible assets, and the allocation of goodwill. The goodwill acquired is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. Goodwill is not deductible for tax purposes. For the year ended October 31, 2021, Smoke Cartel accounted for $7,535 in revenues and $52 in net loss. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $5,846 in revenues and a decrease of $743 in net loss for the year ended October 31, 2021. The Company also incurred $97 in transaction costs, which have been expensed to finance and other costs during the period.

L.	2686068 Ontario Inc. Acquisition (Prior year)

Total consideration	$
Cash	5,980
5,980
Purchase price allocation
Cash and cash equivalents	3
Inventory	120
Property and equipment	274
Intangible assets - license	5,627
Right of use asset	1,148
Goodwill	1,611
Lease liability	(1,148)
Accounts payable and accrued liabilities	(164)
Deferred tax liability	(1,491)
5,980

On April 28, 2021, the Company closed the acquisition of 100% of the outstanding common shares of 2686068 Ontario Inc. (“2686068”). Pursuant to the terms of the Arrangement, the consideration was comprised of $5,980 in cash.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management finalized its purchase price allocation for the fair value of identifiable intangible assets, income taxes and the allocation of goodwill. The goodwill is primarily related to the opportunities to grow the retail cannabis business. For the year ended October 31, 2021, 2686068 accounted for $1,117 in revenues and $1,407 in net loss. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $1,107 in revenues and an increase of $123 in net loss for the year ended October 31, 2021.

M.	Fab Nutrition, LLC Acquisition (Prior year)

Total consideration	$
Cash	15,193
Common Shares	3,752
18,945
Purchase price allocation
Cash	642
Accounts receivable	125
Inventory	403
Property and equipment	22
Intangible assets - brand	7,801
Goodwill	13,897
Accounts payable and accrued liabilities	(552)
Deferred tax liability	(2,131)
Non-controlling interest	(1,262)
18,945

On May 10, 2021, the Company closed the acquisition of 80% of the outstanding common shares of Fab Nutrition, LLC. (“FABCBD”). Pursuant to the terms of the Arrangement, the consideration was comprised of: (i) $15,193 in cash; and (ii) 6,151,915 pre-consolidation common shares of High Tide (410,128 post-consolidation), having an aggregate value of $3,752.

In connection with the acquisition agreement, 9,679,778 pre-consolidation common shares of the Company (645,319 post-consolidation) were placed in escrow for a period of 24 months. Every 6 months 25% of escrow shares are released to the minority shareholder of FABCBD. Over the 24 month period, as the shares are earned by passage of time, the Company recognizes share-based compensation expense through profit and loss.

The acquisition agreement also includes a call and put option that could result in the Company acquiring the remaining 20% of common shares in FABCBD not acquired upon initial acquisition. The Company analyzed the value in the call option and considers it to be at fair value, and therefore has no value related to the acquisition. As the put option is a contractual obligation, it gives rise to a financial liability calculated with reference to the agreement and is discounted to its present value at each reporting date using the discounted cash flow model. The initial obligation under the put option was recorded as a current liability with the offset recorded as equity on the Consolidated Statements of Financial Position, at its fair value at acquisition of $3,722. For the year ended October 31, 2022, the Company recognized $1,874 as a gain on revaluation of derivative liability in the statement of net loss and comprehensive loss.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management has gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management has finalized its purchase price allocation for the fair value of the working capital, property plant and equipment, intangible assets, allocation of goodwill and non-controlling interests. The goodwill acquired is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. Goodwill is not deductible for tax purposes. For the year ended October 31, 2021, FABCBD accounted for $4,746 in revenues and $640 in net income. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $7,790 in revenues and a decrease of $306 in net loss for the year ended October 31, 2021. The Company also incurred $872 in transaction costs, which have been expensed to finance and other costs during the period.

N.	DHC Supply LLC Acquisition (Prior year)

Total consideration	$
Cash	4,045
Common Shares	7,767
11,812
Purchase price allocation
Cash	1,054
Trade and other receivables	66
Inventory	1,270
Prepaid expenses	18
Property and equipment	10
Intangible assets - brand	2,671
Goodwill	8,201
Right of use asset	592
Lease liability	(592)
Accounts payable and accrued liabilities	(1,478)
11,812

On July 6, 2021, the Company closed the acquisition of 100% of the outstanding common shares of DHC Supply LLC. (“DHC”). Pursuant to the terms of the Arrangement, the consideration was comprised of: (i) 839,820 post-consolidation commons shares of High Tide (12,597,300 pre-consolidation), having an aggregate value of $7,767; (ii) $4,045 in cash.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management has gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management finalized its purchase price allocation for the fair value of the working capital, PPE, right of use asset, lease liability, intangible assets and the allocation of goodwill. For the year ended October 31, 2022, DHC accounted for $3,399 in revenues and $14 in net loss. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $7,513 in revenues and an increase of $301 in net loss for the year ended October 31, 2021.

O.	102105699 Saskatchewan Ltd. Acquisition (Prior year)

Total consideration	$
Cash	698
Common Shares	2,018
2,716
Purchase price allocation
Cash	7
Trade and other receivables	7
Inventory	46
Prepaid expenses	55
Property and equipment	136
Intangible assets - license	879
Goodwill	1,966
Right of use asset	691
Lease liability	(691)
Accounts payable and accrued liabilities	(143)
Deferred tax liability	(237)
2,716

On August 6, 2021 the Company closed the acquisition of 100% of the issued and outstanding common shares of 10210569 Saskatchewan Ltd. (“OneLeaf”). Pursuant to the terms of the Arrangement, the consideration was comprised of: (i) 254,518 post-consolidation common shares of High Tide, having an aggregate value of $2,018; and (ii) $698 in cash.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management has gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management has finalized its purchase price allocation for the fair value of the working capital, property,plant and equipment, right of use asset, lease liability, intangible assets and the allocation of goodwill. Goodwill is not deductible for tax purposes. For the year ended October 31, 2021, OneLeaf accounted for $90 in revenues and $83 in net loss. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $254 in revenues and an increase of $72 in net loss for the year ended October 31, 2021.

P.	DS Distribution Acquisition (Prior year)

Total consideration	$
Common Shares	5,013
5,013
Purchase price allocation
Cash	115
Inventory	160
Prepaid expenses	158
Property and equipment	69
Intangible assets - brand	1,375
Goodwill	4,384
Right of use asset	299
Lease liability	(299)
Accounts payable and accrued liabilities	(863)
Deferred tax liability	(385)
5,013

On August 12, 2021 the Company closed the acquisition of 100% of all the issued and outstanding common shares of DS Distribution Inc. (“DankStop”). Pursuant to the terms of the Arrangement, the consideration was comprised of 612,087 post-consolidation shares of High Tide, having an aggregate value of $5,013.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management has gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price is allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management has finalized its purchase price allocation for the fair value of the working capital, property, plant and equipment, right of use asset, lease liability, intangible asset and the allocation of goodwill. Goodwill is not deductible for tax purposes. For the year ended October 31, 2021, DankStop accounted for $380 in revenues and $117 in net loss. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $6,473 in revenues and an decrease of $311 in net loss for the year ended October 31, 2021.

Q.	Blessed CBD Acquisition (Prior year)

Total consideration	$
Cash	7,165
Common Shares	4,432
Working capital adjustment	1,086
12,683
Purchase price allocation
Cash	2,155
Trade and other receivables	472
Inventory	293
Property and equipment	19
Intangible asset - brand	4,220
Goodwill	8,889
Accounts payable and accrued liabilities	(1,530)
Deferred tax liability	(971)
Non-controlling interest	(864)
12,683

On October 19, 2021, the Company closed the acquisition of 80% of the issued and outstanding common shares of Enigmaa Ltd. (“Blessed CBD”). Pursuant to the terms of the Arrangement, the consideration was comprised of: (i) 607,064 post-consolidation shares of High Tide, having an aggregate value of $4,432; (ii) $7,165 in cash, and (iii) and working capital adjustment of $1,086.

In connection with the acquisition agreement, 529,487 post-consolidation common shares of the Company were placed in escrow for a period of 24 months. Every 12 months 50% of escrow shares are released to the minority shareholder of Blessed CBD. This share issuance was initially recorded through equity. Over the 24 month period, as the shares are earned by passage of time, the Company recognizes share-based compensation expense through profit and loss.

The acquisition agreement also includes a call and put option that could result in the Company acquiring the remaining 20% of common shares in Blessed CBD not acquired upon initial acquisition. The Company analyzed the value in the call option and considers it to be at fair value, and therefore has no value related to the acquisition. As the put option is a contractual obligation, it gives rise to a financial liability calculated with reference to the agreement and is discounted to its present value at each reporting date using the discounted cash flow model. The initial obligation under the put option was recorded as a current liability with the offset recorded as equity on the Consolidated Statements of Financial Position, at its fair value at acquisition of $4,323 assuming a risk-free rate of 7.5% and an exercise date of October 19, 2022. For the year ended October 31, 2022, the Company recognized $1,414 as a gain on revaluation of derivative liability in the statement of net loss and comprehensive loss.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management has gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price is allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management has finalized its purchase price allocation for the fair value of the working capital, property, plant and equipment, the allocation of goodwill and the non-controlling interest. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. Goodwill is not deductible for tax purposes. For the year ended October 31, 2022, Blessed CBD accounted for $296 in revenues and $130 in net income. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $10,083 in revenues and a decrease of $2,382 in net loss for the year ended October 31, 2021. The Company also incurred $360 in transaction costs, which have been expensed to finance and other costs during the period.